UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, DC 20549
                              -----------

                               FORM N-Q
                               ---------

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY

               INVESTMENT COMPANY ACT FILE NUMBER 811-04938

                         THE EHRENKRANTZ TRUST
             (Exact name of registrant as specified in charter)
                              ----------

                       600 Old Country Road
                            Suite 210
                       Garden City, NY  11530
            (Address of principal executive offices) (Zip code)

                        Thomas Giugliano, President
                          600 Old Country Road
                            Suite 210
                       Garden City, NY  11530

                   (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-516-396-1234

               DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

               DATE OF REPORTING PERIOD:  MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS  (Unaudited)
        THE EHRENKRANTZ GROWTH FUND
        MARCH 31, 2006

COMMON STOCKS-91.50%                    Shares          Value
                                        -------         ------
CABLE TV - 15.45%
  DirectTV Group                         8,232          $135,005
  Charter Communications                28,000            30,520
                                                        --------
                                                         165,525
COMPUTERS - 4.79%
  Sunmicrosystems, Inc.                 10,000            51,300
                                                        ---------
ELECTRIC - 0.00%
  Touchamerica Holdings                 20,000                40
                                                        ---------

ELECTRONIC COMPONENTS - 7.98%
  Vishay Intertechnology                 6,000            85,440
                                                        ----------

MEDICAL - 20.35%
  Schering Plough, Corp.                 5,000            94,950
  Bristol Myers                          3,000            73,830
  Sirna Therapeutics, Inc.               5,000            33,700
  Zonagen, Inc.                          1,650            15,526
                                                        ----------
                                                         218,006
TELECOM - 41.53%
  Corning                               12,000           322,920
  Nortel Networks, Corp                 40,000           122,000
                                                        ----------
                                                         444,920

TELEVISION - 1.40%
  Young Broadcasting, Inc.               4,400            14,960
                                                        ----------

TOTAL INVESTMENTS:
(Cost: $1,678,145)**                    91.50%           980,191
Liabilities in excess of other
assets                                   8.50%            91,022
                                       ---------        ----------
NET ASSETS                              100.00%      $ 1,071,213
                                      ==========     ==============

* Non-income producing securities

**Cost for Federal income tax purposes is $900,098 and net unrealized appreciation consists of:

  Gross unrealized appreciation         $  294,180
  Gross unrealized depreciation           (992,134)
                                        -----------
  Net unrealized appreciation           $ (697,954)


FOR INFORMATION REGARDING THE FUND'S POLICY FOR VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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

ITEM 2.	CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       The Ehrenkrantz Trust


By (Signature and Title)           /s/ Thomas Giugliano




                                   __________________________
                                   Name:  Thomas Giugliano
                                   Title: President (Principal
                                   Executive Officer)

Date: May 29, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By: /s/ Thomas Giugliano



                                   ___________________________
                                   Name:  Thomas Giugliano
                                   Title: President (Principal
                                   Executive Officer)
Date: May 29, 2005


                                   By: /s/ Thomas Giugliano




                                   ___________________________
                                   Name:  Thomas Giugliano
                                   Title: Secretary, Treasurer
                                   (Principal Financial
                                    and Accounting Officer
Date: May 29, 2005